UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Kennedy Capital ESG SMID Cap Fund

(Institutional Class: KESGX)

Kennedy Capital Small Cap Growth Fund

(Institutional Class: KGROX)

Kennedy Capital Small Cap Value Fund

(Institutional Class: KVALX)

SEMI-ANNUAL REPORT

JUNE 30, 2023

Kennedy Capital Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	23
Supplemental Information	33
Expense Example	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kennedy Capital Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.kennedycapital.com

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.1%
	COMMUNICATION SERVICES — 0.5%
17,761	Magnite, Inc.*	$242,437
	CONSUMER DISCRETIONARY — 12.9%
4,879	Brunswick Corp.	422,716
997	Cavco Industries, Inc.*	294,115
4,032	Columbia Sportswear Co.	311,432
6,045	Hasbro, Inc.	391,535
4,050	Helen of Troy, Ltd.*,1	437,481
1,888	Lithia Motors, Inc. - Class A	574,160
10,586	LKQ Corp.	616,846
4,769	Papa John's International, Inc.	352,095
1,222	Pool Corp.	457,810
10,303	Steven Madden Ltd.	336,805
1,910	TopBuild Corp.*	508,098
24,682	Topgolf Callaway Brands Corp.*	489,938
1,210	Vail Resorts, Inc.	304,630
7,309	Wyndham Hotels & Resorts, Inc.	501,178
		5,998,839
	CONSUMER STAPLES — 0.9%
6,660	Darling Ingredients, Inc.*	424,841
	ENERGY — 2.4%
21,450	ChampionX Corp.	665,808
25,161	DMC Global, Inc.*	446,859
		1,112,667
	FINANCIALS — 13.2%
2,701	Assurant, Inc.	339,570
6,959	Banner Corp.	303,899
7,283	Brown & Brown, Inc.	501,362
5,659	Commerce Bancshares, Inc.	275,593
8,267	East West Bancorp, Inc.	436,415
3,547	Euronet Worldwide, Inc.*	416,311
875	FactSet Research Systems, Inc.	350,569
4,677	Globe Life, Inc.	512,693
11,902	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	297,550
1,096	LPL Financial Holdings, Inc.	238,303
6,451	SouthState Corp.	424,476
7,785	Stifel Financial Corp.	464,531
8,743	Voya Financial, Inc.	626,960
1,596	Walker & Dunlop, Inc.	126,228
8,770	Western Alliance Bancorp	319,842
6,830	Wintrust Financial Corp.	495,995
		6,130,297
1

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 15.4%
8,760	Axonics, Inc.*	$442,117
2,499	Axsome Therapeutics, Inc.*	179,578
2,459	Charles River Laboratories International, Inc.*	517,005
920	Chemed Corp.	498,336
22,133	DocGo, Inc.*	207,386
8,303	Encompass Health Corp.	562,196
18,502	Evolent Health, Inc. - Class A*	560,611
8,142	Halozyme Therapeutics, Inc.*	293,682
1,653	ICON PLC*,1	413,581
3,150	ICU Medical, Inc.*	561,299
5,824	Integer Holdings Corp.*	516,065
7,143	Ionis Pharmaceuticals, Inc.*	293,077
7,928	LivaNova PLC*,1	407,737
3,060	Neurocrine Biosciences, Inc.*	288,558
26,236	NextGen Healthcare, Inc.*	425,548
9,407	NuVasive, Inc.*	391,237
17,923	Phathom Pharmaceuticals, Inc.*	256,657
4,483	Premier, Inc. - Class A	124,000
19,736	Zimvie, Inc.*	221,635
		7,160,305
	INDUSTRIALS — 26.4%
3,537	AAON, Inc.	335,343
4,863	Albany International Corp. - Class A	453,621
4,507	Arcosa, Inc.	341,495
909	Axon Enterprise, Inc.*	177,364
1,864	Carlisle Cos., Inc.	478,172
5,821	Casella Waste Systems, Inc. - Class A*	526,509
3,950	Chart Industries, Inc.*	631,170
15,951	Enerpac Tool Group Corp. - Class A	430,677
3,158	EnPro Industries, Inc.	421,688
4,383	ESCO Technologies, Inc.	454,210
5,647	Hexcel Corp.	429,285
1,888	IDEX Corp.	406,411
8,569	Mercury Systems, Inc.*	296,402
3,177	Middleby Corp.*	469,656
4,480	MSA Safety, Inc.	779,341
2,117	Nordson Corp.	525,397
2,549	Paylocity Holding Corp.*	470,367
3,626	Regal Rexnord Corp.	558,041
3,015	SPX Technologies, Inc.*	256,185
4,750	Stanley Black & Decker, Inc.	445,123
2,765	Tetra Tech, Inc.	452,741
19,182	Thermon Group Holdings, Inc.*	510,241
9,485	Titan Machinery, Inc.*	279,808
2

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
7,029	Trex Co., Inc.*	$460,821
1,647	Valmont Industries, Inc.	479,359
3,507	Vicor Corp*	189,378
5,901	WNS Holdings Ltd. ADR*	435,022
3,923	XPO, Inc.*	231,457
12,918	Zurn Elkay Water Solutions Corp.	347,365
		12,272,649
	INFORMATION TECHNOLOGY — 11.1%
3,619	CyberArk Software Ltd.*,1	565,758
5,685	Descartes Systems Group, Inc.*,1	455,425
7,655	Everbridge, Inc.*	205,919
1,305	F5, Inc.*	190,869
6,157	Kulicke & Soffa Industries, Inc.	366,034
13,514	PagerDuty, Inc.*	303,795
2,029	Perficient, Inc.*	169,077
1,835	Rogers Corp.*	297,142
2,864	TD SYNNEX Corp.	269,216
2,229	Teledyne Technologies, Inc.*	916,364
2,390	Teradyne, Inc.	266,079
10,595	Trimble, Inc.*	560,899
10,106	Vishay Precision Group, Inc.*	375,438
4,198	Wolfspeed, Inc.*	233,367
		5,175,382
	MATERIALS — 4.1%
10,676	Avient Corp.	436,648
3,291	Crown Holdings, Inc.	285,889
9,276	Livent Corp.*	254,441
2,479	Reliance Steel & Aluminum Co.	673,271
2,631	RPM International, Inc.	236,080
		1,886,329
	REAL ESTATE — 6.0%
7,790	Cousins Properties, Inc. - REIT	177,612
2,727	EastGroup Properties, Inc. - REIT	473,407
24,179	Independence Realty Trust, Inc. - REIT	440,541
2,000	Jones Lang LaSalle, Inc.*	311,600
20,683	Kite Realty Group Trust - REIT	462,058
31,669	Macerich Co. - REIT	356,910
4,702	National Storage Affiliates Trust - REIT	163,771
3,021	Sun Communities, Inc. - REIT	394,120
		2,780,019
3

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 2.2%
19,634	Atlantica Sustainable Infrastructure PLC[1]	$460,221
13,455	Essential Utilities, Inc.	536,989
		997,210
	TOTAL COMMON STOCKS
	(Cost $43,144,835)	44,180,975

Principal Amount
	SHORT-TERM INVESTMENTS — 4.6%
$2,146,276	Goldman Sachs FS Government Fund - Institutional Class, 4.95%[2]	2,146,276
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,146,276)	2,146,276

	TOTAL INVESTMENTS — 99.7%
	(Cost $45,291,111)	46,327,251
	Other Assets in Excess of Liabilities — 0.3%	157,434
	NET ASSETS — 100.0%	$46,484,685

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

4

Kennedy Capital ESG SMID Cap Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	26.4%
Health Care	15.4%
Financials	13.2%
Consumer Discretionary	12.9%
Information Technology	11.1%
Real Estate	6.0%
Materials	4.1%
Energy	2.4%
Utilities	2.2%
Consumer Staples	0.9%
Communication Services	0.5%
Total Common Stocks	95.1%
Short-Term Investments	4.6%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.6%
	COMMUNICATION SERVICES — 3.1%
1,224	Magnite, Inc.*	$16,708
	CONSUMER DISCRETIONARY — 12.8%
58	Installed Building Products, Inc.	8,129
34	Lithia Motors, Inc. - Class A	10,340
81	Marriott Vacations Worldwide Corp.	9,940
132	Planet Fitness, Inc. - Class A*	8,902
191	Skyline Champion Corp.*	12,501
380	Topgolf Callaway Brands Corp.*	7,543
56	Wingstop, Inc.	11,209
		68,564
	CONSUMER STAPLES — 5.3%
155	elf Beauty, Inc.*	17,706
181	Performance Food Group Co*	10,903
		28,609
	FINANCIALS — 6.8%
131	Axos Financial, Inc.*	5,167
312	BRP Group, Inc. - Class A*	7,731
50	Euronet Worldwide, Inc.*	5,868
143	Shift4 Payments, Inc. - Class A*	9,711
133	Triumph Financial, Inc.*	8,076
		36,553
	HEALTH CARE — 22.6%
792	ADMA Biologics, Inc.*	2,923
317	Artivion, Inc.*	5,449
391	Avid Bioservices, Inc.*	5,462
135	Axonics, Inc.*	6,814
111	Bicycle Therapeutics PLC - ADR*	2,833
106	Bruker Corp.	7,836
170	Cullinan Oncology, Inc.*	1,829
836	DocGo, Inc.*	7,833
283	Evolent Health, Inc. - Class A*	8,575
205	Halozyme Therapeutics, Inc.*	7,394
72	Ionis Pharmaceuticals, Inc.*	2,954
251	Iovance Biotherapeutics, Inc.*	1,767
62	Keros Therapeutics, Inc.*	2,491
40	Ligand Pharmaceuticals, Inc.*	2,884
125	LivaNova PLC*,1	6,429
150	NuVasive, Inc.*	6,239
11	OmniAb, Inc. Earnout Shares[2]	—
11	OmniAb, Inc. Earnout Shares[2]	—
132	Omnicell, Inc.*	9,724
6

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
212	Option Care Health, Inc.*	$6,888
220	Phathom Pharmaceuticals, Inc.*	3,150
131	Protagonist Therapeutics, Inc.*	3,618
173	Surgery Partners, Inc.*	7,783
163	Tandem Diabetes Care, Inc.*	4,000
135	Verona Pharma PLC - ADR*	2,854
136	Zentalis Pharmaceuticals, Inc.*	3,837
		121,566
	INDUSTRIALS — 29.7%
433	Array Technologies, Inc.*	9,786
120	ASGN, Inc.*	9,076
48	Axon Enterprise, Inc.*	9,366
148	Casella Waste Systems, Inc. - Class A*	13,387
74	Chart Industries, Inc.*	11,824
44	Comfort Systems USA, Inc.	7,225
61	John Bean Technologies Corp.	7,399
466	Leonardo DRS, Inc.*	8,080
78	MasTec, Inc.*	9,202
116	Mercury Systems, Inc.*	4,012
67	NV5 Global, Inc.*	7,422
44	Paylocity Holding Corp.*	8,119
69	Tetra Tech, Inc.	11,298
133	Trex Co., Inc.*	8,720
98	UFP Industries, Inc.	9,511
328	WillScot Mobile Mini Holdings Corp.*	15,675
127	WNS Holdings Ltd. ADR*	9,362
		159,464
	INFORMATION TECHNOLOGY — 18.3%
79	Ambarella, Inc.*,1	6,610
71	BILL Holdings, Inc.*	8,296
37	CyberArk Software Ltd.*,1	5,784
135	Five9, Inc.*	11,131
1,188	Infinera Corp.*	5,738
505	Informatica, Inc.*	9,342
59	Insight Enterprises, Inc.*	8,634
149	MACOM Technology Solutions Holdings, Inc.*	9,764
183	Napco Security Technologies, Inc.	6,341
272	PagerDuty, Inc.*	6,115
116	Perficient, Inc.*	9,666
44	SiTime Corp.*	5,191
65	Synaptics, Inc.*	5,550
		98,162
7

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 3.0%
546	Independence Realty Trust, Inc. - REIT	$9,948
81	Innovative Industrial Properties, Inc. - REIT	5,914
		15,862
	TOTAL COMMON STOCKS
	(Cost $517,405)	545,488
	EXCHANGE-TRADED FUNDS — 1.3%
30	iShares Russell 2000 Growth ETF	7,280
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,799)	7,280

Principal Amount
	SHORT-TERM INVESTMENTS — 4.2%
$22,501	Goldman Sachs FS Government Fund - Institutional Class, 4.95%[3]	22,501
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $22,501)	22,501

	TOTAL INVESTMENTS — 107.1%
	(Cost $546,705)	575,269
	Liabilities in Excess of Other Assets — (7.1)%	(38,338)
	NET ASSETS — 100.0%	$536,931

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

8

Kennedy Capital Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	29.7%
Health Care	22.6%
Information Technology	18.3%
Consumer Discretionary	12.8%
Financials	6.8%
Consumer Staples	5.3%
Communication Services	3.1%
Real Estate	3.0%
Total Common Stocks	101.6%
Exchange-Traded Funds	1.3%
Short-Term Investments	4.2%
Total Investments	107.1%
Liabilities in Excess of Other Assets	(7.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

9

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	CONSUMER DISCRETIONARY — 10.6%
9,062	American Eagle Outfitters, Inc.	$106,932
1,227	America's Car-Mart, Inc.*	122,430
8,066	Bloomin' Brands, Inc.	216,895
353	Cavco Industries, Inc.*	104,135
10,728	Dana, Inc.	182,376
567	Dave & Buster's Entertainment, Inc.*	25,265
1,069	Green Brick Partners, Inc.*	60,719
987	Johnson Outdoors, Inc. - Class A	60,651
549	LCI Industries	69,372
4,692	Modine Manufacturing Co.*	154,930
2,055	Steven Madden Ltd.	67,178
719	TopBuild Corp.*	191,268
2,316	Upbound Group, Inc.	72,097
		1,434,248
	CONSUMER STAPLES — 2.0%
4,009	BellRing Brands, Inc. - Class A*	146,729
4,522	Calavo Growers, Inc.	131,229
		277,958
	ENERGY — 5.5%
5,541	ChampionX Corp.	171,992
2,524	Civitas Resources, Inc.	175,090
853	Helmerich & Payne, Inc.	30,239
4,952	Northern Oil and Gas, Inc.	169,953
4,778	Oil States International, Inc.*	35,692
26,931	Southwestern Energy Co.*	161,855
		744,821
	FINANCIALS — 22.8%
3,934	1st Source Corp.	164,953
1,546	American Equity Investment Life Holding Co.	80,562
5,774	Argo Group International Holdings Ltd.[1]	170,968
9,075	Banc of California, Inc.	105,089
5,696	Bank OZK	228,751
3,338	BankUnited, Inc.	71,934
1,209	Banner Corp.	52,797
3,169	Cadence Bank	62,239
2,832	Enterprise Financial Services Corp.	110,731
17,891	Heritage Commerce Corp.	148,138
9,599	Home BancShares, Inc.	218,857
4,291	HomeStreet, Inc.	25,403
1,223	Horace Mann Educators Corp.	36,274
1,481	Lakeland Financial Corp.	71,858
4,786	National Bank Holdings Corp. - Class A	138,986
10

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,064	New York Community Bancorp, Inc.	$68,159
3,960	Origin Bancorp, Inc.	116,028
3,118	Peapack-Gladstone Financial Corp.	84,435
2,402	Pinnacle Financial Partners, Inc.	136,073
1,325	Piper Sandler Cos.	171,270
1,321	SouthState Corp.	86,922
3,620	Stifel Financial Corp.	216,005
2,728	Texas Capital Bancshares, Inc.*	140,492
3,281	United Community Banks, Inc.	81,992
3,231	Washington Federal, Inc.	85,686
3,029	Wintrust Financial Corp.	219,966
		3,094,568
	HEALTH CARE — 10.1%
3,125	AdaptHealth Corp.*	38,031
1,544	Addus HomeCare Corp.*	143,129
733	AMN Healthcare Services Inc*	79,985
3,763	ANI Pharmaceuticals, Inc.*	202,562
5,592	Catalyst Pharmaceuticals, Inc.*	75,156
3,372	Halozyme Therapeutics, Inc.*	121,628
394	ICU Medical, Inc.*	70,207
2,284	LeMaitre Vascular, Inc.	153,668
1,013	Mesa Laboratories, Inc.	130,171
7,781	NextGen Healthcare, Inc.*	126,208
1,426	Organon & Co.	29,675
1,932	Phathom Pharmaceuticals, Inc.*	27,666
2,319	Simulations Plus, Inc.	100,482
1,670	Syneos Health, Inc.*	70,374
		1,368,942
	INDUSTRIALS — 18.3%
473	Acuity Brands, Inc.	77,137
1,505	Alamo Group, Inc.	276,785
1,491	Astec Industries, Inc.	67,751
1,720	AZZ, Inc.	74,751
1,044	Chart Industries, Inc.*	166,821
4,018	Gibraltar Industries, Inc.*	252,813
2,226	Helios Technologies, Inc.	147,116
1,530	IES Holdings, Inc.*	87,026
5,369	Insteel Industries, Inc.	167,083
2,054	Kirby Corp.*	158,055
218	Saia, Inc.*	74,645
1,281	Simpson Manufacturing Co., Inc.	177,419
1,529	UFP Industries, Inc.	148,389
525	UniFirst Corp.	81,380
11

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
620	Valmont Industries, Inc.	$180,451
7,893	Wabash National Corp.	202,377
804	WESCO International, Inc.	143,964
		2,483,963
	INFORMATION TECHNOLOGY — 6.7%
4,001	Cambium Networks Corp.*,1	60,895
1,715	Coherent Corp.*	87,431
938	Diodes, Inc.*	86,756
4,964	Ichor Holdings Ltd.*,1	186,150
703	Insight Enterprises, Inc.*	102,877
1,917	MaxLinear, Inc.*	60,501
874	Perficient, Inc.*	72,830
1,008	Plexus Corp.*	99,026
2,543	Progress Software Corp.	147,748
		904,214
	MATERIALS — 6.8%
2,368	Carpenter Technology Corp.	132,916
781	Eagle Materials, Inc.	145,594
1,269	H.B. Fuller Co.	90,746
3,402	Hawkins, Inc.	162,242
881	Materion Corp.	100,610
892	Quaker Chemical Corp.	173,851
2,661	Ryerson Holding Corp.	115,434
		921,393
	REAL ESTATE — 10.4%
5,638	Alpine Income Property Trust, Inc. - REIT	91,617
3,961	American Assets Trust, Inc. - REIT	76,051
2,601	Community Healthcare Trust, Inc. - REIT	85,885
3,417	Corporate Office Properties Trust - REIT	81,154
975	EastGroup Properties, Inc. - REIT	169,260
2,619	Essential Properties Realty Trust, Inc. - REIT	61,651
8,144	Kite Realty Group Trust - REIT	181,937
10,611	Macerich Co. - REIT	119,586
2,652	National Storage Affiliates Trust - REIT	92,369
3,271	NexPoint Residential Trust, Inc. - REIT	148,765
2,942	PotlatchDeltic Corp. - REIT	155,485
13,874	Sunstone Hotel Investors, Inc. - REIT	140,405
		1,404,165
	UTILITIES — 3.5%
1,835	ALLETE, Inc.	106,375
1,159	American States Water Co.	100,833
12

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,729	Avista Corp.	$107,168
1,181	IDACORP, Inc.	121,171
1,690	UGI Corp.	45,579
		481,126
	TOTAL COMMON STOCKS
	(Cost $12,475,872)	13,115,398

Principal Amount
	SHORT-TERM INVESTMENTS — 4.0%
$535,316	Goldman Sachs FS Government Fund - Institutional Class, 4.95%[2]	535,316
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $535,316)	535,316

	TOTAL INVESTMENTS — 100.7%
	(Cost $13,011,188)	13,650,714
	Liabilities in Excess of Other Assets — (0.7)%	(88,346)
	NET ASSETS — 100.0%	$13,562,368

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

13

Kennedy Capital Small Cap Value Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	22.8%
Industrials	18.3%
Consumer Discretionary	10.6%
Real Estate	10.4%
Health Care	10.1%
Materials	6.8%
Information Technology	6.7%
Energy	5.5%
Utilities	3.5%
Consumer Staples	2.0%
Total Common Stocks	96.7%
Short-Term Investments	4.0%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

14

Kennedy Capital Funds

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2023 (Unaudited)

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Assets:
Investments, at value (cost $45,291,111, $546,705 and $13,011,188, respectively)	$46,327,251	$575,269	$13,650,714
Receivables:
Investment securities sold	331,453	-	-
Fund shares sold	466,140	-	-
Dividends and interest	29,129	313	11,739
Due from Advisor	-	12,726	4,269
Prepaid expenses	20,934	9,083	9,236
Total assets	47,174,907	597,391	13,675,958

Liabilities:
Payables:
Due to broker	76,596	-	-
Investment securities purchased	551,022	-	58,719
Offering costs - Advisor	-	16,685	16,685
Advisory fees	10,009	-	-
Fund administration and accounting fees	10,838	10,109	8,106
Transfer agent fees and expenses	4,251	3,156	6,229
Custody fees	4,455	5,714	3,022
Trustees' deferred compensation (Note 3)	12,950	2,955	2,989
Auditing fees	8,210	13,034	9,034
Chief Compliance Officer fees	4,286	1,322	1,327
Legal fees	3,884	1,602	2,135
Trustees' fees and expenses	528	1,538	1,475
Accrued other expenses	3,193	4,345	3,869
Total liabilities	690,222	60,460	113,590

Net Assets	$46,484,685	$536,931	$13,562,368

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$46,871,874	$504,198	$12,884,233
Total distributable earnings (accumulated deficit)	(387,189)	32,733	678,135
Net Assets	$46,484,685	$536,931	$13,562,368

Maximum Offering Price per Share:
Institutional Class:
Net assets applicable to shares outstanding	$46,484,685	$536,931	$13,562,368
Shares of beneficial interest issued and outstanding	3,445,017	50,480	1,321,575
Net asset value, offering and redemption price per share	$13.49	$10.64	$10.26

See accompanying Notes to Financial Statements.

15

Kennedy Capital Funds

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Investment income:
Dividends	$215,953	$1,435	$67,212
Interest	29,795	441	7,459
Total investment income	245,748	1,876	74,671
Expenses:
Advisory fees	155,117	2,057	31,448
Fund administration and accounting fees	46,569	31,919	32,318
Transfer agent fees and expenses	18,690	3,023	7,282
Custody fees	3,855	4,574	6,273
Registration fees	11,975	5,424	5,424
Legal fees	9,443	10,918	8,961
Auditing fees	7,431	8,035	4,035
Miscellaneous	5,976	4,497	5,517
Trustees' fees and expenses	5,463	3,727	3,727
Chief Compliance Officer fees	3,917	4,035	4,036
Shareholder reporting fees	2,976	3,115	2,396
Insurance fees	1,827	775	775
Offering costs	-	2,700	2,700
Total expenses	273,239	84,799	114,892
Advisory fees recovered (waived)	(103,645)	(2,057)	(31,448)
Other expenses reimbursed	-	(80,510)	(49,312)
Net expenses	169,594	2,232	34,132
Net investment income (loss)	76,154	(356)	40,539
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(993,420)	10,033	(11,507)
Net change in unrealized appreciation (depreciation) on investments	3,867,873	51,767	721,250
Net realized and unrealized gain (loss)	2,874,453	61,800	709,743
Net Increase (Decrease) in Net Assets from Operations	$2,950,607	$61,444	$750,282

See accompanying Notes to Financial Statements.

16

Kennedy Capital ESG SMID Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$76,154	$(2,449)
Net realized gain (loss) on investments	(993,420)	(453,594)
Net change in unrealized appreciation (depreciation) on investments	3,867,873	(4,608,674)
Net increase (decrease) in net assets resulting from operations	2,950,607	(5,064,717)
Distributions to Shareholders:
Institutional Class	-	(178,033)
Total distributions to shareholders	-	(178,033)
Capital Transactions:
Net proceeds from shares sold:
Institutional Class	5,162,706	31,318,748
Reinvestment of distributions:
Institutional Class	-	173,506
Cost of shares redeemed:
Institutional Class	(519,146)	(685,560)
Net increase (decrease) in net assets from capital transactions	4,643,560	30,806,694
Total increase (decrease) in net assets	7,594,167	25,563,944
Net Assets:
Beginning of period	38,890,518	13,326,574
End of period	$46,484,685	$38,890,518
Capital Share Transactions:
Shares sold:
Institutional Class	395,965	2,260,237
Shares reinvested:
Institutional Class	-	13,461
Shares redeemed:
Institutional Class	(40,072)	(50,411)
Net increase (decrease) in capital share transactions	355,893	2,223,287

See accompanying Notes to Financial Statements.

17

Kennedy Capital Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period April 27, 2022* through December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(356)	$(1,948)
Net realized gain (loss) on investments	10,033	638
Net change in unrealized appreciation (depreciation) on investments	51,767	(23,203)
Net increase (decrease) in net assets resulting from operations	61,444	(24,513)
Distributions to Shareholders:
Institutional Class	-	(4,670)
Total distributions to shareholders	-	(4,670)
Capital Transactions:
Net proceeds from shares sold:
Institutional Class	-	500,000
Reinvestment of distributions:
Institutional Class	-	4,670
Net increase (decrease) in net assets from capital transactions	-	504,670
Total increase (decrease) in net assets	61,444	475,487
Net Assets:
Beginning of period	475,487	-
End of period	$536,931	$475,487
Capital Share Transactions:
Shares sold:
Institutional Class	-	50,000
Shares reinvested:
Institutional Class	-	480
Net increase (decrease) in capital share transactions	-	50,480

*	Commencement of operations.

See accompanying Notes to Financial Statements.

18

Kennedy Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period April 27, 2022* through December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$40,539	$14,851
Net realized gain (loss) on investments	(11,507)	67,387
Net change in unrealized appreciation (depreciation) on investments	721,250	(81,724)
Net increase (decrease) in net assets resulting from operations	750,282	514
Distributions to Shareholders:
Institutional Class	-	(72,993)
Total distributions to shareholders	-	(72,993)
Capital Transactions:
Net proceeds from shares sold:
Institutional Class	7,227,388	5,618,769
Reinvestment of distributions:
Institutional Class	-	71,045
Cost of shares redeemed:
Institutional Class	(29,915)	(2,722)
Net increase (decrease) in net assets from capital transactions	7,197,473	5,687,092
Total increase (decrease) in net assets	7,947,755	5,614,613
Net Assets:
Beginning of period	5,614,613	-
End of period	$13,562,368	$5,614,613
Capital Share Transactions:
Shares sold:
Institutional Class	753,757	564,097
Shares reinvested:
Institutional Class	-	7,000
Shares redeemed:
Institutional Class	(3,011)	(268)
Net increase (decrease) in capital share transactions	750,746	570,829

*	Commencement of operations.

See accompanying Notes to Financial Statements.

19

FINANCIAL HIGHLIGHTS

Kennedy Capital ESG SMID Cap Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,			For the Period June 28, 2019* through December
	(Unaudited)	2022	2021	2020	31, 2019
Net asset value, beginning of period	$12.59	$15.39	$13.11	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	- [2]	(0.01)	- [2]	0.01
Net realized and unrealized gain (loss)	0.88	(2.74)	3.31	2.28	0.87
Total from investment operations	0.90	(2.74)	3.30	2.28	0.88

Less Distributions:
From net investment income	-	(0.01)	-	(0.03)	(0.02)
From net realized gain	-	(0.05)	(1.02)	-	-
Total distributions	-	(0.06)	(1.02)	(0.03)	(0.02)
Net asset value, end of period	$13.49	$12.59	$15.39	$13.11	$10.86
Total return[3]	7.15%[4]	(17.82)%	25.47%	20.98%	8.83%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,485	$38,891	$13,327	$6,368	$1,390
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.32%[5]	1.52%	2.49%	15.92%	19.45%[5]
After fees waived and expenses absorbed/recovered	0.82%[5]	0.82%	0.82%	0.82%	0.82%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.13)%[5]	(0.71)%	(1.75)%	(15.08)%	(18.53)%[5]
After fees waived and expenses absorbed/recovered	0.37%[5]	(0.01)%	(0.08)%	0.02%	0.10%[5]
Portfolio turnover rate	30%[4]	50%	87%	63%	27%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

20

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Growth Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period April 27, 2022* through December 31, 2022
Net asset value, beginning of period	$9.42	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.04)
Net realized and unrealized gain (loss)	1.23	(0.45)
Total from investment operations	1.22	(0.49)
Less Distributions:
From net investment income	-	(-)[2]
From net realized gain	-	(0.09)
Total distributions	-	(0.09)
Net asset value, end of period	$10.64	$9.42
Total return[3]	12.95%[4]	(4.89)%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$537	$475
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	33.78%[5]	37.88%[5]
After fees waived and expenses absorbed/recovered	0.89%[5]	0.89%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(33.03)%[5]	(37.59)%[5]
After fees waived and expenses absorbed/recovered	(0.14)%[5]	(0.60)%[5]
Portfolio turnover rate	24%[4]	17%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

21

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Value Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period April 27, 2022* through December 31, 2022
Net asset value, beginning of period	$9.84	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.08
Net realized and unrealized gain (loss)	0.37	(0.11)
Total from investment operations	0.42	(0.03)
Less Distributions:
From net investment income	-	(0.03)
From net realized gain	-	(0.10)
Total distributions	-	(0.13)
Net asset value, end of period	$10.26	$9.84
Total return[2]	4.27%[3]	(0.34)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,562	$5,615
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.99%[4]	10.08%[4]
After fees waived and expenses absorbed/recovered	0.89%[4]	0.89%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(1.05)%[4]	(8.06)%[4]
After fees waived and expenses absorbed/recovered	1.05%[4]	1.13%[4]
Portfolio turnover rate	23%[3]	220%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

22

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Note 1 – Organization

Kennedy Capital ESG SMID Cap Fund (the ‘‘ESG SMID Cap Fund”), Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund”) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Kennedy Capital ESG SMID Cap Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on June 28, 2019. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Growth Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Value Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

With regards to the ESG SMID Cap Fund, the Small Cap Growth Fund, and the Small Cap Value Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds’ might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds’ must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

23

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Small Cap Growth Fund and the Small Cap Value Fund each incurred offering costs of $16,496, respectively, which was amortized over a one-year period from April 27, 2022 (commencement of operations).

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.

24

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

As of and during the years ended December 31, 2020 through December 31, 2022, and as of and during the six months ended June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreements (the “Agreements”) with Kennedy Capital Management LLC (the “Advisor”). Under the terms of the Agreements, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets of the Institutional Class shares of the Fund. These agreements are in effect until April 30, 2024, and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment	Total Limit on Annual
	Advisory	Operating Expenses
	Fees	Institutional Class
ESG SMID Cap Fund	0.75%	0.82%
Small Cap Growth Fund	0.82%	0.89%
Small Cap Value Fund	0.82%	0.89%

For the six months ended June 30, 2023, the Advisor waived its advisory fees and absorbed other expenses totaling $103,645, $82,567, and $80,760 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2023, the amount of these potentially recoverable expenses was $760,156, $202,637, $201,179 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

25

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
2023	$224,818	$-	$-
2024	214,965	-	-
2025	216,728	120,070	120,419
2026	103,645	82,567	80,760
Total	$760,156	$202,637	$201,179

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and will be disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income will be included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2023, are reported on the Statements of Operations.

26

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 4 – Federal Income Taxes

At June 30, 2023, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost of investments	$45,365,100	$546,730	$13,015,326

Gross unrealized appreciation	$4,288,276	$86,196	$1,250,464
Gross unrealized depreciation	(3,326,125)	(57,657)	(615,076)
Net unrealized appreciation (depreciation) on investments	$962,151	$28,539	$635,388

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
Undistributed ordinary income	$-	$-	$13,130
Undistributed long-term gains	-	-	2,001
Tax accumulated earnings	-	-	15,131

Accumulated capital and other losses	$(420,822)	$(4,071)	$-

Unrealized appreciation (depreciation) on investments	(2,905,722)	(23,228)	(85,862)
Unrealized deferred compensation	(11,251)	(1,412)	(1,416)

Total accumulated earnings (deficit)	$(3,337,795)	$(28,711)	$(72,147)

The tax character of the distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	ESG SMID Cap Fund		Small Cap Growth Fund		Small Cap Value Fund
	2022	2021	2022	2021	2022	2021
Distributions paid from:
Ordinary income	$118,992	$220,660	$4,488	$-	$72,700	$-
Long-term capital gains	59,041	593,729	222	-	292	-
Total distributions paid	$178,033	$814,389	$4,670	$-	$72,992	$-

As of December 31, 2022, the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund had $420,822, $4,071, and $0 of post-October capital losses, respectively, which are deferred until January 1, 2023 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

27

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 5 – Investment Transactions

For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
ESG SMID Cap Fund	$15,655,545	$11,989,169
Small Cap Growth Fund	131,935	127,234
Small Cap Value Fund	8,841,605	1,892,352

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Rule 12b-1 plan with respect to its Investor Class shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Investor Class shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. As of June 30, 2023, the Investor Class shares had not commenced operations. Institutional Class shares are not subject to any distribution or service fees under the plan.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

28

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Funds’ assets carried at fair value:

ESG SMID Cap Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$44,180,975	$-	$-	$44,180,975
Short-Term Investments	2,146,276	-	-	2,146,276
Total Assets	$46,327,251	$-	$-	$46,327,251

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks
Communication Services	$16,708	$-	$-	$16,708
Consumer Discretionary	68,564	-	-	68,564
Consumer Staples	28,609	-	-	28,609
Financials	36,553	-	-	36,553
Health Care	121,566	-	0	121,566
Industrials	159,464	-	-	159,464
Information Technology	98,162	-	-	98,162
Real Estate	15,862	-	-	15,862
Exchange-Traded Funds	7,280	-	-	7,280
Short-Term Investments	22,501	-	-	22,501
Total Assets	$575,269	$-	$-	$575,269

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund held Level 3 securities valued at zero at period end.

29

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$13,115,398	$-	$-	$13,115,398
Short-Term Investments	535,316	-	-	535,316
Total Assets	$13,650,714	$-	$-	$13,650,714

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Small Cap Growth Fund
Beginning balance December 31, 2022	$0
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Return of Capital	-
Net sales	-
Balance as of June 30, 2023	$0

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

Small Cap Growth Fund

Asset Class	Fair Value at 6/30/2023	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Common Stock	$0	Market Approach	Discount for lack of marketability	$0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

30

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10- New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

31

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 11 – Results of Shareholder Meeting

At a meeting held on March 29, 2023, shareholders of the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund approved the New Advisory Agreement between the Investment Managers Series Trust II and, on behalf of the Funds, Kennedy Capital Management LLC. The percentage of shares outstanding and entitled to vote that were present by proxy was 73.41%, 100%, and 74.37%, respectively. The number of shares voted were as follows:

Fund	For	Against	Abstain	Total
ESG SMID Cap Fund	2,300,835	-	1,446	2,302,282
Small Cap Growth Fund	50,480	-	-	50,480
Small Cap Value Fund	448,356	-	-	448,356

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

32

Kennedy Capital Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on January 18-19, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and Kennedy Capital Management LLC (the “Investment Advisor”) with respect to the Kennedy Capital ESG SMID Cap Fund (the “ESG SMID Cap Fund”), Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund” and, together with the ESG SMID Cap Fund and Small Cap Growth Fund, the “Funds”) series of the Trust, in connection with a change of control of the Investment Advisor. On November 15, 2022, the Investment Advisor and Azimut Group (“Azimut”), which is headquartered in Milan, Italy, announced that Azimut, through Azimut US Holdings, Inc., intended to purchase a 35% equity interest in the Investment Advisor, with the remainder continuing to be widely held by existing employees of the Investment Advisor (the “Transaction”). The Transaction closed on February 8, 2023 (the “Closing”), which, under the 1940 Act, constituted an assignment and resulted in the automatic termination of the initial investment advisory agreement between the Trust and the Investment Advisor with respect to each Fund (the “Initial Advisory Agreement”). The New Advisory Agreement is substantially similar to the Initial Advisory Agreement, except that the New Advisory Agreement would be effective with respect to each Fund for 150 days from the date of the Closing, unless approved by the shareholders of the Fund, in which case the New Advisory Agreement would remain in effect for an initial two-year period with respect to the Fund. Each Fund’s shareholders approved the New Advisory Agreement at a meeting held on March 29, 2023.

In approving the New Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the New Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended October 31, 2022; and reports comparing the proposed investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the New Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the New Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

33

Kennedy Capital Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Nature, Extent, and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

•	The ESG SMID Cap Fund’s annualized total return for the three-year period was above the Peer Group and Small Blend Fund Universe median returns and the Russell 2500 Index return. The Fund’s total return for the one-year period was above the Peer Group median return and the Russell 2500 Index return, but below the Fund Universe median return by 1.53%. The Board observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the three-year period.

•	The Small Cap Growth Fund’s total return for the six-month period was the same as the Peer Group median return, but below the Small Growth Fund Universe median return and the Russell 2000 Growth Index return by 0.67% and 4.86%, respectively.

•	The Small Cap Value Fund’s total return for the six-month period was above the Russell 2000 Value Index return and the Peer Group and Small Value Fund Universe median returns.

With respect to the Small Cap Growth Fund and Small Cap Value Fund, the Board noted that a meaningful performance comparison was difficult to evaluate due to each Fund’s limited operating history. As a result, the Board considered the performance information of the Investment Advisor’s Small Cap Growth Composite and Small Cap Value Composite for the one-, three-, and five-year periods ended December 2021, which was previously provided at a Board meeting held on April 20-21, 2022, and which indicated the following:

•	The Small Cap Growth Composite’s annualized total returns for the one-, three-, and five-year periods were higher than the returns of the Russell 2000 Growth Index.

•	The Small Cap Value Composite’s annualized total returns for the one-, three-, and five-year periods were higher than the returns of the Russell 2000 Value Index.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services to be provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Funds. The Board noted that key personnel of the Investment Advisor would continue to be involved in the overall supervision of the general investment management and investment operations of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, the Investment Advisor’s commitment to the maintenance and growth of each Fund’s assets, and the Investment Advisor’s compliance structure.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Funds, and that the Investment Advisor would provide the Funds with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

34

Kennedy Capital Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The ESG SMID Cap Fund’s proposed annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the same as the Small Blend Fund Universe median. The Board considered that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts using the same strategy as the Fund. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separate account clients. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent semi-annual period were lower than the Peer Group and Fund Universe medians.

•	The Small Cap Growth Fund’s proposed annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but slightly higher than the Small Growth Fund Universe median by 0.01%. The Board considered that the proposed advisory fee for the Fund was within the range of the advisory fees that the Investment Advisor charges institutional clients to manage other accounts using the same strategy as the Fund. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent semi-annual period were lower than the Peer Group and Fund Universe medians.

•	The Small Cap Value Fund’s proposed annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but slightly higher than the Small Value Fund Universe median by 0.02%. The Board considered that the proposed advisory fee for the Fund was within the range of the advisory fees that the Investment Advisor charges institutional clients to manage other accounts using the same strategy as the Fund. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent semi-annual period were lower than the Peer Group and Fund Universe medians.

The Board considered that with respect to each Fund, the Investment Advisor’s proposed compensation under the New Advisory Agreement is the same as the Investment Advisor’s compensation under the Initial Advisory Agreement. The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the New Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to each Fund.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2022. The Board noted that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Small Cap Growth Fund and Small Cap Value Fund, had waived a significant portion of its advisory fee for the ESG SMID Cap Fund, and had not realized a profit with respect to any of the Funds.

The Board also considered that the potential benefits to be received by the Investment Advisor as a result of its relationship with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

35

Kennedy Capital Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the New Advisory Agreement with respect to each Fund.

36

Kennedy Capital Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Kennedy Capital ESG SMID Cap Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	1/1/23	6/30/23	1/1/23–6/30/23
Actual Performance	$1,000.00	$1,071.50	$4.21
Hypothetical (5% annual return before expenses)	1,000.00	1,020.73	4.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

37

Kennedy Capital Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2023 (Unaudited)

Kennedy Capital Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	1/1/23	6/30/23	1/1/23–6/30/23
Actual Performance	$1,000.00	$1,129.50	$4.69
Hypothetical (5% annual return before expenses)	1,000.00	1,020.39	4.45

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Kennedy Capital Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	1/1/23	6/30/23	1/1/23–6/30/23
Actual Performance	$1,000.00	$1,042.70	$4.50
Hypothetical (5% annual return before expenses)	1,000.00	1,020.38	4.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
38

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Kennedy Capital Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

Kennedy Capital Management LLC

10829 Olive Boulevard, Suite 100
St. Louis, Missouri 63141

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Kennedy Capital ESG SMID Cap Fund – Institutional Class	KESGX	46141T562
Kennedy Capital Small Cap Growth Fund – Institutional Class	KGROX	46144X305
Kennedy Capital Small Cap Value Fund – Institutional Class	KVALX	46144X503

Privacy Principles of the Kennedy Capital Funds for Shareholders

The Funds are committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kennedy Capital Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (877) 882-8825 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 882-8825 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Kennedy Capital ESG SMID Cap Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 882-8825.

Kennedy Capital Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 882-8825

Item 1. Report to Stockholders (Continued).

(a)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	9/08/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	9/08/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/08/2023